Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Related party transactions
22	Related party transactions

(a)	Related party transactions

During the year ended December 31, 2017, the Company recorded consulting fees of $200 (2016 - $200) to companies related by common directors or officers. At December 31, 2017, accounts payable and accrued liabilities include $Nil (2016 – $Nil) with these related parties. Related party transactions occurred in the normal course of business. As at December 31, 2017, the Company has accounts receivable outstanding from these related parties of $Nil (2016 - $284).

(b)	Compensation of directors and key management personnel

The remuneration of the Company’s directors, officers and other key management personnel during the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	$	$
Salaries and other short term employment benefits	2,968	3,847
Share-based payments	2,753	897
Total compensation	5,720	4,744